BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Schedule of borrowings

	30 June	30 June	31 December
USDm	2025	2024	2024

Falling due within one year	156.6	175.7	165.8
Falling due between one and two years	148.8	153.3	164.1
Falling due between two and three years	119.6	146.5	128.6
Falling due between three and four years	326.6	116.2	117.9
Falling due between four and five years	240.3	327.5	488.3
Falling due after five years	140.1	350.3	170.0
Total	1,132.0	1,269.5	1,234.7
Borrowing costs	-15.3	-16.3	-17.0
Right-of-use lease liabilities	9.3	4.8	8.6
Total borrowings	1,126.0	1,258.0	1,226.3